QUARTERLY REPORT
Syntax Stratified LargeCap ETF
September 30, 2021

Syntax Stratified LargeCap ETF
Schedule of Investments
September 30, 2021 (Unaudited)

Security Description	Shares	Value
COMMON STOCK—99.8%
3M Co.	935	$164,018
A O Smith Corp.	1,831	111,819
Abbott Laboratories	503	59,419
AbbVie, Inc.	2,277	245,620
ABIOMED, Inc.(a)	237	77,148
Accenture PLC, Class A	336	107,493
Activision Blizzard, Inc.	4,336	335,563
Adobe, Inc.(a)	1,045	601,627
Advance Auto Parts, Inc.	643	134,316
Advanced Micro Devices, Inc.(a)	1,090	112,161
AES Corp.	21,766	496,918
Aflac, Inc.	3,145	163,949
Agilent Technologies, Inc.	728	114,682
Air Products and Chemicals, Inc.	186	47,636
Akamai Technologies, Inc.(a)	3,073	321,405
Alaska Air Group, Inc.(a)	2,762	161,853
Albemarle Corp.	202	44,232
Alexandria Real Estate Equities, Inc., REIT	577	110,247
Align Technology, Inc.(a)	181	120,443
Allegion PLC	487	64,372
Alliant Energy Corp.	1,443	80,779
Allstate Corp.	1,310	166,776
Alphabet, Inc., Class A(a)	62	165,758
Alphabet, Inc., Class C(a)	62	165,249
Altria Group, Inc.	7,657	348,547
Amazon.com, Inc.(a)	45	147,827
Amcor PLC	7,022	81,385
Ameren Corp.	993	80,433
American Airlines Group, Inc.(a)	8,153	167,300
American Electric Power Co., Inc.	2,917	236,802
American Express Co.	288	48,249
American International Group, Inc.	4,758	261,167
American Tower Corp., REIT	198	52,551
American Water Works Co., Inc.	1,866	315,429
Ameriprise Financial, Inc.	430	113,572
AmerisourceBergen Corp.	1,684	201,154
AMETEK, Inc.	988	122,522
Amgen, Inc.	1,139	242,208
Amphenol Corp., Class A	4,104	300,536
Analog Devices, Inc.	1,621	271,485
ANSYS, Inc.(a)	1,229	418,413
Anthem, Inc.	968	360,870
Aon PLC, Class A	130	37,150
APA Corp.	3,446	73,848
Apple, Inc.	3,464	490,156
Applied Materials, Inc.	1,255	161,556
Aptiv PLC(a)	2,646	394,175
Archer-Daniels-Midland Co.	8,630	517,886
Arista Networks, Inc.(a)	593	203,779
Arthur J Gallagher & Co.	264	39,244
Assurant, Inc.	1,023	161,378
Security Description	Shares	Value
AT&T, Inc.	9,530	$257,405
Atmos Energy Corp.	3,691	325,546
Autodesk, Inc.(a)	1,609	458,839
Automatic Data Processing, Inc.	764	152,739
AutoZone, Inc.(a)	83	140,933
AvalonBay Communities, Inc., REIT	662	146,726
Avery Dennison Corp.	286	59,262
Baker Hughes Co.	14,391	355,889
Ball Corp.	911	81,963
Bank of America Corp.	3,210	136,264
Bank of New York Mellon Corp.	2,221	115,137
Bath & Body Works, Inc.	3,242	204,343
Baxter International, Inc.	639	51,395
Becton Dickinson and Co.	199	48,918
Berkshire Hathaway, Inc., Class B(a)	1,864	508,760
Best Buy Co., Inc.	2,324	245,670
Biogen, Inc.(a)	813	230,071
Bio-Rad Laboratories, Inc., Class A(a)	155	115,622
Bio-Techne Corp.	249	120,658
BlackRock, Inc.	125	104,833
Boeing Co.(a)	819	180,131
Booking Holdings, Inc.(a)	102	242,135
BorgWarner, Inc.	9,064	391,655
Boston Properties, Inc., REIT	1,062	115,068
Boston Scientific Corp.(a)	1,449	62,872
Bristol-Myers Squibb Co.	3,852	227,923
Broadcom, Inc.	460	223,068
Broadridge Financial Solutions, Inc.	678	112,982
Brown & Brown, Inc.	660	36,597
Brown-Forman Corp., Class B	3,614	242,174
Cabot Oil & Gas Corp.	14,179	308,535
Cadence Design Systems, Inc.(a)	2,065	312,724
Caesars Entertainment, Inc.(a)	658	73,880
Campbell Soup Co.	5,141	214,945
Capital One Financial Corp.	2,213	358,440
Cardinal Health, Inc.	3,913	193,537
CarMax, Inc.(a)	959	122,714
Carnival Corp.(a)	3,776	94,438
Carrier Global Corp.	1,244	64,389
Catalent, Inc.(a)	1,759	234,070
Caterpillar, Inc.	837	160,679
Cboe Global Markets, Inc.	365	45,209
CBRE Group, Inc., Class A(a)	397	38,652
CDW Corp.	652	118,677
Celanese Corp.	450	67,788
Centene Corp.(a)	5,807	361,834
CenterPoint Energy, Inc.	9,851	242,335
Ceridian HCM Holding, Inc.(a)	1,260	141,901
Cerner Corp.	1,548	109,165
CF Industries Holdings, Inc.	1,891	105,556
CH Robinson Worldwide, Inc.	973	84,651

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Charles River Laboratories International, Inc.(a)	291	$120,087
Charles Schwab Corp.	3,617	263,462
Charter Communications, Inc., Class A(a)	439	319,399
Chevron Corp.	8,063	817,991
Chipotle Mexican Grill, Inc.(a)	273	496,183
Chubb Ltd.	1,146	198,808
Church & Dwight Co., Inc.	6,267	517,466
Cigna Corp.	1,012	202,562
Cincinnati Financial Corp.	1,757	200,685
Cintas Corp.	481	183,097
Cisco Systems, Inc.	3,564	193,989
Citigroup, Inc.	1,855	130,184
Citizens Financial Group, Inc.	1,338	62,859
Citrix Systems, Inc.	1,284	137,863
Clorox Co.	3,057	506,270
CME Group, Inc.	241	46,605
CMS Energy Corp.	1,359	81,173
Coca-Cola Co.	6,978	366,136
Cognizant Technology Solutions Corp., Class A	1,502	111,463
Colgate-Palmolive Co.	6,727	508,427
Comcast Corp., Class A	5,806	324,730
Comerica, Inc.	2,840	228,620
Conagra Brands, Inc.	6,714	227,403
ConocoPhillips	1,157	78,410
Consolidated Edison, Inc.	3,467	251,670
Constellation Brands, Inc., Class A	1,212	255,356
Cooper Companies, Inc.	286	118,207
Copart, Inc.(a)	1,598	221,675
Corning, Inc.	7,972	290,898
Corteva, Inc.	1,983	83,445
Costco Wholesale Corp.	1,667	749,066
Crown Castle International Corp., REIT	306	53,036
CSX Corp.	2,083	61,948
Cummins, Inc.	301	67,593
CVS Health Corp.	8,244	699,586
Danaher Corp.	394	119,949
Darden Restaurants, Inc.	3,488	528,327
DaVita, Inc.(a)	697	81,033
Deere & Co.	475	159,158
Delta Air Lines, Inc.(a)	3,923	167,159
DENTSPLY SIRONA, Inc.	848	49,226
Devon Energy Corp.	9,187	326,230
Dexcom, Inc.(a)	233	127,418
Diamondback Energy, Inc.	862	81,606
Digital Realty Trust, Inc., REIT	2,226	321,546
Discover Financial Services	2,848	349,877
Discovery, Inc., Class A(a)	3,930	99,743
Discovery, Inc., Class C(a)	4,084	99,119
DISH Network Corp., Class A(a)	6,022	261,716
Dollar General Corp.	789	167,378
Dollar Tree, Inc.(a)	1,903	182,155
Security Description	Shares	Value
Dominion Energy, Inc.	3,344	$244,179
Domino's Pizza, Inc.	1,017	485,068
Dover Corp.	989	153,789
Dow, Inc.	1,135	65,331
DR Horton, Inc.	2,890	242,673
DTE Energy Co.	2,176	243,081
Duke Energy Corp.	837	81,683
Duke Realty Corp., REIT	1,134	54,285
DuPont de Nemours, Inc.	695	47,253
DXC Technology Co.(a)	3,333	112,022
Eastman Chemical Co.	450	45,333
Eaton Corp. PLC	1,930	288,168
eBay, Inc.	2,107	146,795
Ecolab, Inc.	220	45,896
Edison International	4,450	246,841
Edwards Lifesciences Corp.(a)	533	60,341
Electronic Arts, Inc.	2,375	337,844
Eli Lilly & Co.	1,014	234,285
Emerson Electric Co.	321	30,238
Enphase Energy, Inc.(a)	1,957	293,491
Entergy Corp.	2,320	230,399
EOG Resources, Inc.	964	77,380
Equifax, Inc.	254	64,369
Equinix, Inc., REIT	409	323,163
Equity Residential, REIT	1,819	147,193
Essex Property Trust, Inc., REIT	461	147,400
Estee Lauder Companies, Inc., Class A	1,541	462,192
Etsy, Inc.(a)	703	146,196
Everest Re Group Ltd.	811	203,383
Evergy, Inc.	1,292	80,362
Eversource Energy	978	79,961
Exelon Corp.	10,389	502,204
Expedia Group, Inc.(a)	1,579	258,798
Expeditors International of Washington, Inc.	687	81,842
Extra Space Storage, Inc., REIT	793	133,216
Exxon Mobil Corp.	14,359	844,596
F5 Networks, Inc.(a)	1,022	203,153
Facebook, Inc., Class A(a)	908	308,166
Fastenal Co.	2,410	124,380
Federal Realty Investment Trust, REIT	587	69,260
FedEx Corp.	336	73,681
Fidelity National Information Services, Inc.	464	56,460
Fifth Third Bancorp	1,482	62,896
First Republic Bank	1,048	202,138
FirstEnergy Corp.	6,859	244,318
Fiserv, Inc.(a)	522	56,637
FleetCor Technologies, Inc.(a)	175	45,722
FMC Corp.	882	80,756
Ford Motor Co.(a)	20,337	287,972
Fortinet, Inc.(a)	443	129,374
Fortive Corp.	429	30,275
Fortune Brands Home & Security, Inc.	1,350	120,717

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Fox Corp., Class A	2,865	$114,915
Fox Corp., Class B	3,092	114,775
Franklin Resources, Inc.	3,660	108,775
Freeport-McMoRan, Inc.	9,681	314,923
Gap, Inc.	8,629	195,878
Garmin Ltd.	2,997	465,914
Gartner, Inc.(a)	367	111,524
Generac Holdings, Inc.(a)	158	64,570
General Dynamics Corp.	854	167,410
General Electric Co.	1,689	174,018
General Mills, Inc.	3,799	227,256
General Motors Co.(a)	5,216	274,935
Genuine Parts Co.	1,091	132,262
Gilead Sciences, Inc.	3,433	239,795
Global Payments, Inc.	278	43,807
Globe Life, Inc.	1,861	165,685
Goldman Sachs Group, Inc.	641	242,317
Halliburton Co.	17,599	380,490
Hanesbrands, Inc.	11,019	189,086
Hartford Financial Services Group, Inc.	3,741	262,805
Hasbro, Inc.	1,979	176,566
HCA Healthcare, Inc.	1,339	325,002
Healthpeak Properties, Inc., REIT	2,441	81,725
Henry Schein, Inc.(a)	2,690	204,870
Hershey Co.	1,107	187,360
Hess Corp.	951	74,283
Hewlett Packard Enterprise Co.	17,995	256,429
Hilton Worldwide Holdings, Inc.(a)	900	118,899
Hologic, Inc.(a)	1,619	119,498
Home Depot, Inc.	777	255,058
Honeywell International, Inc.	773	164,092
Hormel Foods Corp.	12,253	502,373
Host Hotels & Resorts, Inc., REIT(a)	7,152	116,792
Howmet Aerospace, Inc.	2,252	70,262
HP, Inc.	18,397	503,342
Humana, Inc.	862	335,447
Huntington Bancshares, Inc.	3,735	57,743
Huntington Ingalls Industries, Inc.	654	126,261
IDEX Corp.	887	183,565
IDEXX Laboratories, Inc.(a)	191	118,783
IHS Markit Ltd.	947	110,439
Illinois Tool Works, Inc.	787	162,618
Illumina, Inc.(a)	282	114,382
Incyte Corp.(a)	3,434	236,191
Ingersoll Rand, Inc.(a)	3,550	178,955
Intel Corp.	2,136	113,806
Intercontinental Exchange, Inc.	386	44,321
International Business Machines Corp.	838	116,423
International Flavors & Fragrances, Inc.	331	44,261
International Paper Co.	1,109	62,015
Interpublic Group of Companies, Inc.	3,170	116,244
Intuit, Inc.	244	131,640
Security Description	Shares	Value
Intuitive Surgical, Inc.(a)	85	$84,503
Invesco Ltd.	4,663	112,425
IPG Photonics Corp.(a)	186	29,462
IQVIA Holdings, Inc.(a)	493	118,093
Iron Mountain, Inc., REIT	1,225	53,226
J M Smucker Co.	1,834	220,135
Jack Henry & Associates, Inc.	339	55,616
Jacobs Engineering Group, Inc.	2,906	385,132
JB Hunt Transport Services, Inc.	498	83,276
Johnson & Johnson	1,459	235,628
Johnson Controls International PLC	937	63,791
JPMorgan Chase & Co.	823	134,717
Juniper Networks, Inc.	7,427	204,391
Kansas City Southern	230	62,247
Kellogg Co.	3,095	197,832
KeyCorp	2,892	62,525
Keysight Technologies, Inc.(a)	1,147	188,441
Kimberly-Clark Corp.	3,778	500,358
Kimco Realty Corp., REIT	3,262	67,687
Kinder Morgan, Inc.	21,516	359,963
KLA Corp.	489	163,575
Kraft Heinz Co.	6,106	224,823
Kroger Co.	18,238	737,362
L3Harris Technologies, Inc.	559	123,114
Laboratory Corp. of America Holdings(a)	573	161,265
Lam Research Corp.	286	162,777
Lamb Weston Holdings, Inc.	3,660	224,614
Las Vegas Sands Corp.(a)	1,650	60,390
Leggett & Platt, Inc.	2,765	123,983
Leidos Holdings, Inc.	1,181	113,530
Lennar Corp., Class A	2,588	242,444
Lincoln National Corp.	2,617	179,919
Linde PLC(a)	161	47,234
Live Nation Entertainment, Inc.(a)	1,003	91,403
LKQ Corp.(a)	2,546	128,115
Lockheed Martin Corp.	373	128,722
Loews Corp.	9,651	520,478
Lowe's Companies, Inc.	1,262	256,009
Lumen Technologies, Inc.	28,934	358,492
LyondellBasell Industries N.V., Class A	742	69,637
M&T Bank Corp.	424	63,320
Marathon Oil Corp.	5,712	78,083
Marathon Petroleum Corp.	9,053	559,566
MarketAxess Holdings, Inc.	104	43,752
Marriott International, Inc., Class A(a)	847	125,432
Marsh & McLennan Companies, Inc.	238	36,040
Martin Marietta Materials, Inc.	467	159,565
Masco Corp.	2,175	120,821
Mastercard, Inc., Class A	134	46,589
Match Group, Inc.(a)	2,095	328,894
McCormick & Co., Inc.	2,592	210,030
McDonald's Corp.	2,163	521,521

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
McKesson Corp.	1,021	$203,567
Medtronic PLC	490	61,422
Merck & Co., Inc.	3,319	249,290
MetLife, Inc.	2,827	174,511
Mettler-Toledo International, Inc.(a)	18	24,792
MGM Resorts International	1,624	70,076
Microchip Technology, Inc.	729	111,894
Micron Technology, Inc.	1,561	110,800
Microsoft Corp.	2,327	656,028
Mid-America Apartment Communities, Inc., REIT	784	146,412
Moderna, Inc.(a)	549	211,288
Mohawk Industries, Inc.(a)	689	122,229
Molson Coors Beverage Co., Class B	5,678	263,346
Mondelez International, Inc., Class A	3,221	187,398
Monolithic Power Systems, Inc.	558	270,451
Monster Beverage Corp.(a)	4,041	358,962
Moody's Corp.	179	63,565
Morgan Stanley	2,480	241,329
Mosaic Co.	2,705	96,623
Motorola Solutions, Inc.	2,120	492,518
MSCI, Inc.	106	64,484
Nasdaq, Inc.	235	45,360
NetApp, Inc.	2,789	250,341
Netflix, Inc.(a)	385	234,981
Newell Brands, Inc.	7,770	172,028
Newmont Corp.	6,059	329,004
News Corp., Class A	4,705	110,709
News Corp., Class B	4,807	111,667
NextEra Energy, Inc.	3,042	238,858
Nielsen Holdings PLC	5,775	110,822
NIKE, Inc., Class B	1,578	229,173
NiSource, Inc.	14,017	339,632
Norfolk Southern Corp.	263	62,923
Northern Trust Corp.	1,019	109,858
Northrop Grumman Corp.	363	130,734
NortonLifeLock, Inc.	5,046	127,664
Norwegian Cruise Line Holdings Ltd.(a)	3,490	93,218
NRG Energy, Inc.	11,959	488,286
Nucor Corp.	3,073	302,660
NVIDIA Corp.	509	105,444
NVR, Inc.(a)	51	244,498
NXP Semiconductors N.V.	1,293	253,260
Occidental Petroleum Corp.	2,579	76,287
Old Dominion Freight Line, Inc.	296	84,650
Omnicom Group, Inc.	1,600	115,936
ONEOK, Inc.	6,563	380,588
Oracle Corp.	1,533	133,570
O'Reilly Automotive, Inc.(a)	219	133,822
Organon & Co.	7,150	234,448
Otis Worldwide Corp.	777	63,932
PACCAR, Inc.	2,054	162,102
Security Description	Shares	Value
Packaging Corp. of America	425	$58,412
Parker-Hannifin Corp.	248	69,346
Paychex, Inc.	1,388	156,081
Paycom Software, Inc.(a)	288	142,776
PayPal Holdings, Inc.(a)	200	52,042
Penn National Gaming, Inc.(a)	859	62,243
Pentair PLC	2,527	183,536
People's United Financial, Inc.	12,913	225,590
PepsiCo, Inc.	1,246	187,411
PerkinElmer, Inc.	694	120,263
Pfizer, Inc.	5,347	229,974
Philip Morris International, Inc.	3,742	354,704
Phillips 66	7,752	542,873
Pinnacle West Capital Corp.	1,154	83,503
Pioneer Natural Resources Co.	429	71,433
PNC Financial Services Group, Inc.	300	58,692
Pool Corp.	260	112,947
PPG Industries, Inc.	448	64,068
PPL Corp.	2,910	81,131
Principal Financial Group, Inc.	2,647	170,467
Procter & Gamble Co.	3,593	502,301
Progressive Corp.	1,854	167,583
Prologis, Inc., REIT	429	53,809
Prudential Financial, Inc.	1,656	174,211
PTC, Inc.(a)	3,656	437,952
Public Service Enterprise Group, Inc.	4,161	253,405
Public Storage, REIT	460	136,666
PulteGroup, Inc.	5,391	247,555
PVH Corp.(a)	1,887	193,965
Qorvo, Inc.(a)	1,276	213,334
QUALCOMM, Inc.	1,598	206,110
Quanta Services, Inc.	3,346	380,842
Quest Diagnostics, Inc.	1,110	161,294
Ralph Lauren Corp.	1,830	203,203
Raymond James Financial, Inc.	2,856	263,552
Raytheon Technologies Corp.	2,076	178,453
Realty Income Corp., REIT	1,017	65,963
Regency Centers Corp., REIT	1,040	70,023
Regeneron Pharmaceuticals, Inc.(a)	375	226,942
Regions Financial Corp.	2,942	62,694
Republic Services, Inc.	1,559	187,174
ResMed, Inc.	436	114,908
Robert Half International, Inc.	1,115	111,868
Rockwell Automation, Inc.	105	30,874
Rollins, Inc.	4,954	175,025
Roper Technologies, Inc.	69	30,783
Ross Stores, Inc.	4,574	497,880
Royal Caribbean Cruises Ltd.(a)	1,050	93,398
S&P Global, Inc.	151	64,158
salesforce.com, Inc.(a)	537	145,645
SBA Communications Corp., REIT	163	53,883
Schlumberger N.V.	12,846	380,755

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

Security Description	Shares	Value
Seagate Technology Holdings PLC	3,092	$255,152
Sealed Air Corp.	1,483	81,254
Sempra Energy	652	82,478
ServiceNow, Inc.(a)	213	132,544
Sherwin-Williams Co.	231	64,618
Simon Property Group, Inc., REIT	537	69,794
Skyworks Solutions, Inc.	1,547	254,915
Snap-on, Inc.	888	185,548
Southern Co.	1,301	80,623
Southwest Airlines Co.(a)	3,228	166,016
Stanley Black & Decker, Inc.	1,038	181,972
Starbucks Corp.	4,333	477,973
State Street Corp.	1,308	110,814
STERIS PLC	413	84,368
Stryker Corp.	470	123,948
SVB Financial Group(a)	352	227,702
Synchrony Financial	7,260	354,869
Synopsys, Inc.(a)	1,036	310,189
Sysco Corp.	10,120	794,420
T Rowe Price Group, Inc.	532	104,644
Take-Two Interactive Software, Inc.(a)	2,244	345,733
Tapestry, Inc.	6,374	235,965
Target Corp.	706	161,512
TE Connectivity Ltd.	2,129	292,141
Teledyne Technologies, Inc.(a)	73	31,359
Teleflex, Inc.	141	53,094
Teradyne, Inc.	1,414	154,366
Tesla, Inc.(a)	353	273,744
Texas Instruments, Inc.	1,444	277,551
Textron, Inc.	2,430	169,638
Thermo Fisher Scientific, Inc.	227	129,692
TJX Companies, Inc.	7,516	495,906
T-Mobile US, Inc.(a)	1,968	251,432
Tractor Supply Co.	632	128,050
Trane Technologies PLC	369	63,708
TransDigm Group, Inc.(a)	116	72,450
Travelers Companies, Inc.	1,321	200,805
Trimble, Inc.(a)	346	28,459
Truist Financial Corp.	1,038	60,879
Twitter, Inc.(a)	5,587	337,399
Tyler Technologies, Inc.(a)	294	134,843
Tyson Foods, Inc., Class A	6,912	545,633
UDR, Inc., REIT	2,812	148,980
Ulta Beauty, Inc.(a)	690	249,035
Under Armour, Inc., Class A(a)	5,616	113,331
Under Armour, Inc., Class C(a)	6,557	114,879
Union Pacific Corp.	309	60,567
United Airlines Holdings, Inc.(a)	3,477	165,401
United Parcel Service, Inc., Class B	444	80,852
United Rentals, Inc.(a)	377	132,301
UnitedHealth Group, Inc.	856	334,473
Universal Health Services, Inc., Class B	2,335	323,094
Security Description	Shares	Value
US Bancorp	1,034	$61,461
Valero Energy Corp.	8,152	575,287
Ventas, Inc., REIT	1,536	84,803
VeriSign, Inc.(a)	1,557	319,201
Verisk Analytics, Inc.	335	67,090
Verizon Communications, Inc.	4,773	257,790
Vertex Pharmaceuticals, Inc.(a)	1,292	234,356
VF Corp.	3,633	243,375
ViacomCBS, Inc., Class B	5,199	205,412
Viatris, Inc.	17,590	238,344
Visa, Inc., Class A	204	45,441
Vornado Realty Trust, REIT	2,861	120,191
Vulcan Materials Co.	969	163,916
W R Berkley Corp.	2,890	211,490
Walgreens Boots Alliance, Inc.	13,940	655,877
Walmart, Inc.	5,317	741,083
Walt Disney Co.(a)	1,123	189,978
Waste Management, Inc.	1,252	186,999
Waters Corp.(a)	310	110,763
WEC Energy Group, Inc.	910	80,262
Wells Fargo & Co.	2,918	135,424
Welltower, Inc., REIT	998	82,235
West Pharmaceutical Services, Inc.	114	48,398
Western Digital Corp.(a)	4,463	251,892
Western Union Co.	7,247	146,534
Westinghouse Air Brake Technologies Corp.	786	67,761
Westrock Co.	1,243	61,939
Weyerhaeuser Co., REIT	4,964	176,569
Whirlpool Corp.	597	121,704
Williams Companies, Inc.	14,204	368,452
Willis Towers Watson PLC	163	37,891
WW Grainger, Inc.	309	121,456
Wynn Resorts Ltd.(a)	683	57,884
Xcel Energy, Inc.	1,275	79,688
Xilinx, Inc.	741	111,884
Xylem, Inc.	1,439	177,976
Yum! Brands, Inc.	3,990	488,017
Zebra Technologies Corp., Class A(a)	221	113,908
Zimmer Biomet Holdings, Inc.	919	134,505
Zions Bancorp NA	3,592	222,309
Zoetis, Inc.	1,175	228,114
TOTAL INVESTMENTS—99.8% (Cost $83,495,457)		96,949,593
OTHER ASSETS IN EXCESS OF LIABILITIES—0.2%		238,201
NET ASSETS—100.0%		$97,187,794

(a)	Non-income producing security.

PLC=Public Limited Company
REIT=Real Estate Investment Trust

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2021.
Description	Level 1	Level 2	Level 3	Total
Syntax Stratified LargeCap ETF
INVESTMENTS:
Common Stock	$96,949,593	$—	$—	$96,949,593
Total	$96,949,593	$—	$—	$96,949,593

Syntax Stratified LargeCap ETF
Schedule of Investments  (continued)
September 30, 2021 (Unaudited)

INDUSTRY BREAKDOWN
AS OF September 30, 2021*
INDUSTRY	PERCENTAGE OF NET ASSETS
Downstream	3.4%
Business Software for Specific Uses	3.2
Marketed Pharmaceuticals	3.2
Processed Foods	3.1
Food Distributors	3.1
Restaurants	3.1
Electric Competitive	3.0
Upstream Energy	2.4
Content Providers	2.1
Consumer Insurance	2.1
Commercial Insurance	2.1
Operators and Developers	2.1
Telecommunication Networks	2.1
Rental	2.1
Electric Regulated	2.0
End User Hardware	2.0
Commercial Hardware	1.9
Non Real Estate Banking	1.8
Home Office and Consumer Equipment Retail	1.8
Auto Products	1.7
Transportation Services	1.7
Healthcare Insurance	1.6
Information and Electrical Components	1.6
Capital Markets	1.6
Primary Foods	1.6
Diversified Household and Personal Products	1.6
Specialty Services	1.6
Distribution Services	1.5
Alcohol and Tobacco	1.5
Home Office and Consumer Equipment Manufacture	1.5
Online Distribution Networks	1.4
Mechanical Components	1.4
Transaction Services	1.4
Drugstores	1.4
Management and IT Services	1.4
Analog and Mixed Signal Integrated Circuits	1.4
Investment Services	1.4
Digital Integrated Circuits	1.4
Search and Social Networks	1.4
Healthcare Providers and Facilities	1.3
Internet Services	1.3
Semiconductor Services and Equipment	1.3
INDUSTRY	PERCENTAGE OF NET ASSETS
Transport Aerospace and Defense Equipment	1.2%
Midstream	1.1
Chemicals	1.1
Industrial Conglomerates	1.0
Apparel Retailers	1.0
Other Natural Resources	1.0
Medical Devices	1.0
Gas and Water Utilities	1.0
Medical Research Services and Equipment	1.0
Hospital Equipment	1.0
Personal Products	1.0
Production Equipment	1.0
Metals	1.0
Accessories and Footwear	1.0
Healthcare Products Distribution	0.8
Branded Apparel	0.8
Other Pharmaceuticals	0.7
Operating Systems and Middleware	0.7
Brokers and Dealers	0.6
Consumer Paper Products	0.5
Real Estate Banking	0.4
Clinical Stage Pharmaceuticals	0.2
Business Software for Specific Industries	0.1
Other Assets in Excess of Liabilities	0.2
Total	100.0%
*    The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

Syntax Stratified LargeCap ETF
Notes to Schedule of Investments
September 30, 2021 (Unaudited)

Investment Valuation
The following methodologies are used to determine the market value or fair value of investments.
Market Value: Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
Fair Valuation: Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
The three levels of the fair value hierarchy are as follows:
•	Level 1 — Quoted prices in active markets for identical investments
•	Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)
The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2021 is disclosed in the Fund’s respective Schedule of Investments.
Other information regarding the Fund is available on the Fund's website at www.syntaxadvisors.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.